Segment Information (Schedule Of Earnings Of Equity Affiliates) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Earnings of equity affiliates:	$ 128.2	$ 23.4	$ 152.0	$ 42.0
Global Color, Additives and Inks
Segment Reporting Information [Line Items]
Earnings of equity affiliates:		0	0	2.6
Corporate and eliminations
Segment Reporting Information [Line Items]
Earnings of equity affiliates:		$ 23.4	$ 152.0	$ 39.4